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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BB Biotech AG
Address: Vordergasse 3
         Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adrian Bruengger
Title: SIGNING AUTHORITY
Phone: 41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/ Adrian Bruengger
                                       --------------------------
                                       Schaffhausen, Switzerland,
                                       January 21, 2008

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3
Form 13F Information Table Entry Total:          15
                                         ----------
Form 13F Information Table Value Total:  $1,284,141
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-11193               Biotech Focus N.V.
2     28-11191               Biotech Invest N.V.
3     28-11189               Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                         TITLE
                          OF                VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------         -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Affymetrix Inc         COM      00826T108   46,280 2,000,000 SH       DEFINED        1    2,000,000 NONE   NONE
Arena
   Pharmaceuticals Inc COM      040047102    7,830 1,000,000 SH       DEFINED        3    1,000,000 NONE   NONE
Biogen Idec Inc        COM      09062X103  119,386 2,097,435 SH       DEFINED        1    2,097,435 NONE   NONE
Celgene Corp           COM      151020104  236,103 5,109,339 SH       DEFINED        2    5,109,339 NONE   NONE
Elan Corp              ADR      284131208  110,676 5,035,300 SH       DEFINED        2    5,035,300 NONE   NONE
Genentech Inc          COM NEW  368710406  214,123 3,192,536 SH       DEFINED        1    3,192,536 NONE   NONE
Genentech Inc          COM NEW  368710406   67,070 1,000,000 SH  CALL DEFINED        1
Gilead Sciences Inc    COM      375558103  262,359 5,702,218 SH       DEFINED        1    5,702,218 NONE   NONE
Incyte Corp            COM      45337C102    9,519   947,166 SH       DEFINED        3      947,166 NONE   NONE
Keryx
   Biopharmaceuticals
   Inc                 COM      492515101    7,890   939,311 SH       DEFINED        3      939,311 NONE   NONE
Medicines Co           COM      584688105   28,115 1,467,400 SH       DEFINED        3    1,467,400 NONE   NONE
Optimer
   Pharmaceuticals Inc COM      68401H104    4,900   700,000 SH       DEFINED        3      700,000 NONE   NONE
Rigel
   Pharmaceuticals Inc COM NEW  766559603    9,394   370,000 SH       DEFINED        3      370,000 NONE   NONE
Vertex
   Pharmaceuticals Inc COM      92532F100  116,150 5,000,000 SH       DEFINED        3    5,000,000 NONE   NONE
Zymogenetics Inc       COM      98985T109   44,346 3,800,000 SH       DEFINED        3    3,800,000 NONE   NONE


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